Acquisition (Details) (New York Publishing Group Inc [Member])	12 Months Ended
Dec. 31, 2013
Subscribers [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amortization Period	7 years
Website [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amortization Period	3 years